DELAWARE VIP TRUST
IVY VARIABLE INSURANCE PORTFOLIOS
(together, the “Trusts”)

Supplement to the current Statement of Additional Information (“SAI”)
for each series of the Trusts (each, a “Series”), as may be amended

Trustee Changes

A.
Effective August 1, 2026, Mr. Brian A. Swain will be appointed to serve as a member of the board of trustees of the Trusts.

Accordingly, effective August 1, 2026, the following changes are made to the Series’ SAI:

I.
The trustees and officers table in the section entitled "Management of the Trust – Trustees and officers" is deleted in its entirety and replaced with the following:

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[2] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	80
Nomura Asset Management International[3]—Chief Executive Officer (2025-Present); Macquarie  Asset Management[4](2015–2025)—Head of Equities & Multi-Asset (2023–2025); Head of Americas of  Macquarie Group (2017–2025); Global Head of Public Investments (2019–2023)
					None
Independent Trustees
Jerome D. Abernathy 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	80	Stonebrook Capital Management, LLC (financial technology: macro factors and databases)—Managing Member (1993–Present)	Computers for People (2023–Present) Hoboken Community Center (2026–Present)

Ann D. Borowiec 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	80	J.P. Morgan Chase & Co. (1987–2013)—Chief Executive Officer, Private Wealth Management (2011–2013)	Nomura ETF Trust (2026–present)
Joseph W. Chow 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	80
Private Investor (2011–Present); State Street Bank and
Trust Company (1996–2011)—Executive Vice President of Enterprise Risk Management and Emerging Economies Strategy; and Chief Risk and Corporate Administration Officer
					None
John A. Fry 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	80	Temple University—President (2024–Present) Drexel University—President (2010-2024)
Federal Reserve Bank of Philadelphia (2020–2025)
Kresge Foundation
(2018–Present)
FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
vTv Therapeutics Inc.
(2017–2024)
Community Health
Systems (2004–Present)

Joseph Harroz, Jr. 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[5]	80
University of Oklahoma—President (2020–Present); Interim President (2019–2020); Vice President and Dean, College of Law (2010–2019)
Brookhaven Investments LLC (commercial enterprises) — Managing Member (2019–Present)
St. Clair, LLC (commercial enterprises)—Managing Member (2019–Present)
OU Health, Inc. (2020–Present) Big 12 Athletic Conference (2019–July 2024) Valliance Bank (2007–Present) Southeastern Athletic Conference (July 2024–Present)

Sandra A.J. Lawrence 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[5]	80	Children’s Mercy Hospitals and Clinics (2005–2019)—Chief Administrative Officer (2016–2019)
Brixmor Property Group
Inc. (2021–Present)
Sera Prognostics Inc.
(biotechnology)
(2021–Present)
Recology (resource
recovery) (2021–2023)
Evergy, Inc., Kansas City
Power & Light Company,
KCP&L Greater Missouri
Operations Company,
Westar Energy, Inc. and
Kansas Gas and Electric
Company (related utility
companies)
(2018–Present)
National Association of
Corporate Directors
(2017–Present)
American Shared Hospital
Services (medical device)
(2017–2021)
Hall (Hallmark) Family
Foundation & Chinquapin
Trusts (1993–Present)

Frances A. Sevilla-Sacasa 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	80	Banco Itaú International—Chief Executive Officer (2012–2016); US Trust, Bank of America Private Wealth Management—President (2007-2008); U.S. Trust Corp.—President & CEO (2005-2007)
Invitation Homes Inc.
(2023–Present)
Florida Chapter of National
Association of Corporate
Directors (2021–Present)
Callon Petroleum
Company (2019–2024)
Camden Property  Trust
(2011–Present)
New Senior Investment
Group Inc. (REIT) (2021)

Brian A. Swain 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1969	Trustee	Since August 2026	80	Deputy Chief Investment Officer, Howard University (February 2018 – Present)	Director, Montgomery County, Maryland Employee Retirement Plan’s Investment Trust (October 2021–Present) Nomura ETF Trust (October 2023–Present)
Thomas K. Whitford 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	80	PNC Financial Services Group (1983–2013)—Vice Chairman (2009–2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)

5

Christianna Wood 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	80
Gore Creek Capital, Ltd.—Chief
Executive Officer and President
(2009–Present); Capital Z Asset
Management—Chief Executive
Officer (2008-2009); California Public Employees’  Retirement
System  (CalPERS)—Senior Investment  Officer of
Global Equity (2002–2008)

The Merger Fund
(2013–2021), The Merger
Fund VL (2013–2021),
WCM Alternatives:
Event-Driven Fund
(2013–2021), and WCM
Alternatives: Credit Event
Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
(2008–2022)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During the Past Five Years
Officers
Aaron C. Buser 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	Vice President, General Counsel, and Secretary	Vice President since August 2022; General Counsel and Secretary since May 2025
Aaron C. Buser has served in various capacities at Nomura Asset Management since December 2025; previously, he  served in various capacities  at MAM since June 2022; prior to that, he served as  Vice President and  Assistant Secretary at SEI Investments  Management Corporation  and SEI Funds.

David F. Connor[6] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Assistant Secretary	Senior Vice President since May 2013; Assistant Secretary since May 2025	David F. Connor has served in various capacities at Nomura Asset Management since December 2025; previously, he served in various capacities at different times at MAM.
Daniel V. Geatens[6] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President since December 2020; Treasurer since October 2007	Daniel V. Geatens has served in various capacities at Nomura Asset Management since December 2025; previously, he served in various capacities at different times at MAM.

Richard Salus[6] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	Richard Salus has served in various capacities at Nomura Asset Management since December 2025; previously, he served in various capacities at different times at MAM.
1   “Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Nomura Funds complex.
2   Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Manager.
3   Nomura Asset Management is part of the Investment Management Division of the Nomura Group, including the Fund’s  Manager, principal underwriter, and transfer agent.
4   Macquarie Asset Management (“MAM”) is the marketing name for certain companies comprising the asset management division of Macquarie Group.
5
Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Nomura Funds complex.
6
David F. Connor and Daniel V. Geatens serve in similar capacities for the portfolios of Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Series. Mr. Connor also serves as Senior Vice President and Assistant Secretary for the portfolios of Nomura ETF Trust, which have the same investment manager as the Series. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and as Senior Vice President and Treasurer for Nomura ETF Trust. Mr. Salus serves in a similar capacity for Nomura ETF Trust.

II.
The following information is added to the table that shows each Trustee’s ownership of Series shares in the section entitled "Management of the Trust – Trustees and officers":

Name	Dollar Range of Equity Securities in the Series	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Brian A. Swain**	None	None
** Appointment effective August 1, 2026.

III.
The following information is added to the table that describes the compensation paid to each Trustee in the section entitled "Management of the Trust – Trustees and officers":

Trustee	Aggregate Compensation from the Series	Pension or Retirement Benefits Accrued as Part of Series Expenses	Total Compensation from the Investment Companies in the Nomura Funds Complex[1]
Brain A. Swain[2]	None	None	None
1 Each Independent Trustee receives an annual retainer fee for serving as a Trustee for the investment companies in the Nomura Funds family of funds (80 funds in the complex) for which they serve, plus certain meeting fees. The committee chairs and Board Chair also receive retainers for serving as committee chair or serving as Board Chair, respectively. An Independent Trustee may receive additional fees based on determination by the Board Chair and the Nominating and Corporate Governance Committee.
2 Appointment effective as of August 1, 2026.

IV.
The following is added to the section entitled "Management of the Trust – Qualifications of the Trustees":

Brian A. Swain — Mr. Swain has extensive experience in the investment management industry. Mr. Swain joined Howard University in February 2018 and is currently the Deputy Chief Investment Officer for Howard University’s investment office responsible for the management of the Endowment and Retirement Trust. He is also currently an appointed board member of Montgomery County Employee Retirement

Plan’s Investment Trust in Maryland and has served since October 2021. Prior to joining Howard University, Mr. Swain worked for 28 years in various roles including Senior Managing Director and portfolio manager of Tiburon Capital Management LLC, co-founder and Chief Investment Officer for Quattro Global Capital LLC, analyst, head of research and portfolio manager for the Palladin Group LLC, and received credit and analytical training at Penn Mutual Life Insurance Company. Mr. Swain received a Bachelor of Science, Finance in 1990 from The Pennsylvania State University, is a chartered financial analyst (CFA), member of the CFA Institute and CFA Washington.

V.
The following is added immediately before to the section entitled "Management of the Trust – Compliance Committee":

ETF Committee: This committee is responsible for assisting the Board with the oversight, monitoring, and evaluation of the exchange-traded funds within the Nomura Funds complex managed by Nomura Asset Management International and the Manager. The committee currently consists of the following Independent Trustees: Brian A. Swain, Chair; Ann D. Borowiec; Jerome D. Abernathy; and Frances A. Sevilla-Sacasa. The ETF Committee did not meet during the Funds’ last fiscal year.

B.
Effective June 30, 2026, Mr. H. Jeffrey Dobbs resigned as a member of the board of trustees of each Trust. All references in the Series’ SAI to Mr. Dobbs are hereby removed.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a fund or acting on a distribution check (if applicable).

Please keep this Supplement for future reference.

This Supplement is dated July 31, 2026.